SCHEDULE OF RECONCILIATION OF FAIR VALUE BALANCE OF FINANCIAL INSTRUMENTS (Details) - Level 1 of fair value hierarchy [member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets at fair value, beginning balance	$ 55,642
Purchases		55,240
Disposals	14,978
Gain (loss)		$ 402
Financial assets at fair value, beginning balance	$ 40,664